CONTINGENCIES, CLAIMS AND LEGAL PROCEEDINGS	12 Months Ended
Dec. 31, 2012
CONTINGENCIES, CLAIMS AND LEGAL PROCEEDINGS
23.	CONTINGENCIES, CLAIMS AND LEGAL PROCEEDINGS

The Company is subject to possible loss contingencies arising in the ordinary course of business. These include but are not limited to: warranty cost on the products of the Company, breach of contract claims, claims for unauthorized use of third-party intellectual property, tax claims beyond assessed uncertain tax positions as well as claims for environmental damages. In determining loss contingencies, the Company considers the likelihood of impairing an asset or the incurrence of a liability at the date of the financial statements as well as the ability to reasonably estimate the amount of such loss. The Company records a provision for a loss contingency when information available before the financial statements are issued or are available to be issued indicates that it is probable that an asset has been impaired or a liability has been incurred at the date of the financial statements and when the amount of loss can be reasonably estimated. The Company regularly reevaluates claims to determine whether provisions need to be readjusted based on the most current information available to the Company. Changes in these evaluations could result in an adverse material impact on the Company’s results of operations, cash flows or its financial position for the period in which they occur.

The Company has received and may in the future receive communications alleging possible infringements of third party patents or other third party intellectual property rights. Furthermore, the Company from time to time enters into discussions regarding a broad patent cross license arrangement with other industry participants. There is no assurance that such discussions may be brought to a successful conclusion and result in the intended agreement. The Company may become involved in costly litigation brought against the Company regarding patents, mask works, copyrights, trademarks or trade secrets. In the event that the outcome of any litigation would be unfavorable to the Company, the Company may be required to take a license to third party patents and/or other intellectual property rights at economically unfavorable terms and conditions, and possibly pay damages for prior use and/or face an injunction, all of which individually or in the aggregate could have a material adverse effect on the Company’s results of operations, cash flows, financial position and/or ability to compete.

The Company is otherwise also involved in various lawsuits, claims, investigations and proceedings incidental to its business and operations.

Litigation with Tessera

In 2006, Tessera initiated a patent infringement lawsuit against the Company and numerous other semiconductor manufacturers in the U.S. District Court for the Northern District of California. Tessera then filed a complaint in 2007 with the International Trade Commission in Washington, D.C. (“ITC”) against the Company and numerous other parties. During the ITC proceedings, the District Court action was stayed. On May 20, 2009 the ITC issued a limited exclusion order as well as a cease and desist order, both of which were terminated when the Tessera patents expired. The patents asserted by Tessera, in both the ITC and District Court actions, which relate to ball grid array packaging technology, expired in September 2010. The Court of Appeal subsequently affirmed the ITC’s decision and on November 28, 2011, the U.S. Supreme Court denied the defendants’ petition for review, and the ITC decision became final.

In January 2012, the District Court proceedings were revived in California. The Court has appointed a special master to advise it on technical issues and the case is currently proceeding through the discovery phase. Trial has been tentatively scheduled for April 2014. Pursuant to these proceedings, Tessera is seeking an unspecified amount of monetary damages as compensation for alleged infringement of its asserted patents now expired.

Litigation with Rambus

On December 1, 2010, Rambus filed a complaint with the ITC against the Company and numerous other parties, asserting that the Company engaged in unfair trade practices by importing certain semiconductor chips that include memory controllers and/or certain peripheral interface technologies such as SerDes, PCI Express, SATA and SAS that allegedly infringe certain patents owned by Rambus. The complaint sought an exclusion order to bar importation into the United States of all accused semiconductor chips that infringe any claim of the asserted patents, as well as products of certain party customers incorporating the same. The complaint further sought a cease and desist order directing the Company and other parties to cease and desist from importing, marketing, advertising, demonstrating, sampling, warehousing inventory for distribution, offering for sale, selling, distributing, licensing, or using the accused semiconductor chips, and products of certain party customers containing such semiconductor chips, that infringe any claim of the asserted patents. On December 29, 2010, the ITC voted to institute an investigation based on Rambus’ complaint. A trial was held before the ITC from October 11, 2011 until October 20, 2011. On March 2, 2012, an administrative law judge (“ALJ”) issued an Initial Determination ruling that the Company, along with its other co-defendants, did not violate section 337 of the Tariff Act of 1930. On July 25, 2012, the ITC elected to terminate the ITC investigation with a finding of no violation of section 337 of the Tariff Act of 1930. The ITC affirmed the ALJ’s findings that all of Rambus’ asserted patent claims were invalid, except for one, for which it found that Rambus had not demonstrated infringement. In addition, the ITC reversed a determination that Rambus had demonstrated the existence of a domestic industry and affirmed a determination that certain patents are unenforceable under the doctrine of unclean hands. On September 25, 2012, Rambus filed a notice of appeal with the Court of Appeals for the Federal Circuit, which is currently pending.

Also on December 1, 2010, Rambus filed a lawsuit against the Company and other co-defendants in the U.S. District Court for the Northern District of California alleging infringement of nineteen Rambus patents. On June 13, 2011, the District Court issued an order granting in part and denying in part defendants’ motion to stay the action concerning Rambus’ patent infringement claims pending completion of the aforementioned ITC proceedings including all appeals. The case is currently stayed as to nine of the asserted patents, and moving forward as to the remaining patents. No trial date has yet been set. The Company intends to vigorously defend its rights and position in these matters.

The resolution of litigation proceedings which the Company faces, including the matters referred to above, involve complex questions of fact and law. The results of legal proceedings are uncertain. Adverse determination in any of these types of disputes may have a material adverse impact on the Company’s financial results and operations.

Other Contingencies

In 2006, the EU Commission allowed the modification of the conditions of a grant pertaining to the building, facilitation and equipment of the Company’s facility in Catania, Italy (the “M6 Plant”). Following this decision, the authorized timeframe for completion of the project was extended and the Italian government was authorized to allocate €446 million, out of the €542 million grants originally authorized, for the completion of the M6 Plant if the Company made a further investment of €1,700 million between January 1, 2006 through the end of 2009. On the basis of the investments actually realized during the period, the Company recorded an amount of approximately €78 million as funding for capital investment of which approximately €44 million has been received to date.

On September 13, 2011, the European Commission initiated a review of the M6 investment and related benefits, requesting information from the Italian government about the status and the ownership of the benefits of the M6 investment during the period 2001-2006. The Italian authorities responded to all such requests for information in 2011 and 2012 concerning primarily the history of the investment made, the motivation of the state aid granted, the formal interpretation related to the definition of “investment activation”, and its application to the M6 case.

The Company regularly evaluates claims and legal proceedings together with their related probable losses to determine whether they need to be adjusted based on the current information available to the Company. There can be no assurance that its recorded reserves will be sufficient to cover the extent of its potential liabilities. Legal costs associated with claims are expensed as incurred. In the event of litigation which is adversely determined with respect to the Company’s interests, or in the event the Company needs to change its evaluation of a potential third-party claim, based on new evidence or communications, a material adverse effect could impact its operations or financial condition at the time it were to materialize. As of December 31, 2012, provisions for estimated probable losses and possible losses with respect to claims and legal proceedings were not considered material.